Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	DIGIRAD CORP
Entity Central Index Key	0000707388
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false